Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018 GBP (£)	Oct. 31, 2018 USD ($) item	Oct. 31, 2018 GBP (£) item	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings per consolidated statement of financial position								£ 7,664	£ 6,400			£ 6,280	£ 6,798
Number of substitutable borrowings issued | item		3	3
Payment for redemption of debt				£ 434	£ 751
Holding company total
Borrowings
Borrowings per consolidated statement of financial position								7,468				5,821
Subordinated debt total
Borrowings
Borrowings per consolidated statement of financial position								6,676				5,272
Perpetual Subordinated Capital Securities
Borrowings
Borrowings per consolidated statement of financial position								2,909				3,140
Perpetual Subordinated Capital Securities | Net investment hedge
Borrowings
Face amount | $							$ 3,725				$ 4,275
US$250m 6.75% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position								£ 196				£ 185
Face amount | $							$ 250				$ 250
Interest rate (as a percent)						6.75%	6.75%	6.75%		6.75%	6.75%	6.75%
US$300m 6.5% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position								£ 235				£ 222
Face amount | $							$ 300				$ 300
Interest rate (as a percent)						6.50%	6.50%	6.50%		6.50%	6.50%	6.50%
US$700m 5.25% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 550				£ 517
Face amount | $							$ 700				$ 700
Interest rate (as a percent)						5.25%	5.25%	5.25%		5.25%	5.25%	5.25%
US$550m 7.75% Notes (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position												£ 407
Face amount | $							$ 550				$ 550
Interest rate (as a percent)						7.75%	7.75%	7.75%		7.75%	7.75%	7.75%
Payment for redemption of debt	£ 434
US$1,000m 5.25% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 780				£ 731
Face amount | $							$ 1,000				$ 1,000
Interest rate (as a percent)						5.25%	5.25%	5.25%		5.25%	5.25%	5.25%
US$725m 4.375% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 565				£ 530
Face amount | $							$ 725				$ 725
Interest rate (as a percent)						4.375%	4.375%	4.375%		4.375%	4.375%	4.375%
US$750m 4.875% Notes (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 583				£ 548
Face amount | $							$ 750				$ 750
Interest rate (as a percent)						4.875%	4.875%	4.875%		4.875%	4.875%	4.875%
Subordinated Notes
Borrowings
Borrowings per consolidated statement of financial position								£ 3,767				£ 2,132
20m Medium Term Notes 2023 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 18				18
Face amount | €						€ 20				€ 20
Adjustment to interest rate basis (as a percent)						1.20%	1.20%	1.20%
Term of Euro Constant Maturity Swap				20 years
Interest rate cap (as a percent)						6.50%	6.50%	6.50%
Borrowing swapped into								£ 14
435m 6.125% Notes 2031 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								431				430
Face amount								£ 435				£ 435
Interest rate (as a percent)						6.125%	6.125%	6.125%		6.125%	6.125%	6.125%
400m 11.375% Notes 2039 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 399				£ 397
Face amount								£ 400				£ 400
Interest rate (as a percent)						11.375%	11.375%	11.375%		11.375%	11.375%	11.375%
600m 5% Notes 2055 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 591				£ 591
Face amount								£ 600				£ 600
Interest rate (as a percent)						5.00%	5.00%	5.00%		5.00%	5.00%	5.00%
700m 5.7% Notes 2063 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 696				£ 696
Face amount								£ 700				£ 700
Interest rate (as a percent)						5.70%	5.70%	5.70%		5.70%	5.70%	5.70%
750m 5.625% Notes 2051 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 743
Face amount								£ 750
Interest rate (as a percent)						5.625%	5.625%	5.625%
Proceeds, net of costs			£ 743
500m 6.25% Notes 2068 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 498
Face amount								£ 500
Interest rate (as a percent)						6.25%	6.25%	6.25%
Proceeds, net of costs			498
US$500m 6.5% Notes 2048 (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position								£ 391
Face amount								£ 500
Interest rate (as a percent)						6.50%	6.50%	6.50%
Proceeds, net of costs		$ 498	£ 389
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings per consolidated statement of financial position								£ 294				£ 300
Face amount								£ 300				£ 300
Interest rate (as a percent)						6.875%	6.875%	6.875%		6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings per consolidated statement of financial position								£ 223				£ 249
Face amount								£ 250				£ 250
Interest rate (as a percent)						5.875%	5.875%	5.875%		5.875%	5.875%	5.875%
Bank loan
Borrowings
Borrowings per consolidated statement of financial position								£ 275
Prudential Capital Bank Loan
Borrowings
Borrowings per consolidated statement of financial position												£ 275
Face amount								£ 275
Interest rate basis				12-month GBP LIBOR
Adjustment to interest rate basis (as a percent)						0.33%	0.33%	0.33%
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings per consolidated statement of financial position								£ 196				184
Face amount								£ 250				£ 250
Interest rate (as a percent)						8.15%	8.15%	8.15%		8.15%	8.15%	8.15%